Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations Classification (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Current	SFr (142)	SFr (193)
Non-current	(491)	(577)
Total	SFr (633)	SFr (770)	SFr (833)